Related Party Transactions And Balances - Schedule of Balances with Major Related Parties (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Due from related party	¥ 2,327	¥ 14,924
Jiangxi Chengqianqihou
Related Party Transaction [Line Items]
Due from related party	14,846	14,630
Ruisha
Related Party Transaction [Line Items]
Due from related party	70	0
Tencent Group
Related Party Transaction [Line Items]
Due from related party	0	501
Due to related party	(5,407)	(3,477)
Related Party
Related Party Transaction [Line Items]
Due from related party	¥ 14,916	¥ 15,131